Long Term Obligations (Details) - MTDC Notes (USD $)	Dec. 31, 2013	Aug. 15, 2013	Dec. 31, 2012	Jun. 30, 2014 MTDC Notes [Member]	Dec. 31, 2013 MTDC Notes [Member]	Nov. 26, 2013 MTDC Notes [Member]
Debt Instrument [Line Items]
Face value	$ 15,275,000		$ 15,275,000	$ 5,200,000	$ 5,200,000	$ 5,200,000
Debt discount, net of accumulated amortization of $176,859 and $27,258 at June 30, 2014 and December 31, 2013, respectively	11,049,534		13,143,869	3,366,457	3,516,058	3,543,316
Notes payable, net of debt discount	$ 17,084,894	$ 5,300,000	$ 16,537,028	$ 1,833,543	$ 1,683,942